Rule 497(e)
                                                 File Nos. 33-81754 and 811-8646


                           JURIKA & VOYLES FUND GROUP

                          Supplement dated May 20, 1999
                      to Prospectus dated October 28, 1998

The Prospectus, dated October 28, 1998, of the Jurika & Voyles Fund Group (the "Funds") is hereby amended and supplemented by the following:

The section entitled "Exchange of Shares," beginning on page 32, is hereby amended by replacing all reference to the "Seven Seas Money Market Fund" with "SSgA Money Market Fund." This represents a name change only, not a change in the management of the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE